September 10, 2009

VIA EDGAR TRANSMISSION Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Re: Principal Variable Contracts Funds, Inc. File No. 333-161200 Ladies and Gentlemen:

On behalf of Principal Variable Contrancts Funds, Inc. (the "Fund"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933 the Fund's definitive proxy statement/prospectus materials relating to the above-referenced registration statement.

Please call me or Michael D. Roughton of this office at 515-248-3842 if you have any questions.

Sincerely

/s/ Adam U. Shaikh

Adam U. Shaikh Assistant Counsel Principal Funds, Inc. 515-235-9328 AUS/ka Enclosures